Revenues (Schedule of Composition of Revenues By Type) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Revenues from equipment	₪ 932	₪ 904	₪ 952
Revenues from services:
Cellular services	1,541	1,581	1,777
Land-line communications services	1,111	1,068	1,004
Other services	124	135	138
Total revenues from services	2,776	2,784	2,919
Total revenues	₪ 3,708	₪ 3,688	₪ 3,871